Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2016	2015
Deferred assets
Unrealized foreign currency translation adjustments	$378	$991
Accrued liabilities	41	41
Other assets	55	8

Total deferred assets	474	1,040

Deferred liabilities
Unrealized net capital gains	(98,184)	(84,963)
Difference in tax bases of investments	(77,505)	(63,767)
Life and annuity reserves	(40,491)	(36,021)
DAC	(29,807)	(29,090)
Other liabilities	(2,139)	(2,703)

Total deferred liabilities	(248,126)	(216,544)

Net deferred liability	$(247,652)	$(215,504)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Current	$9,694	$31,062	$38,729
Deferred	18,314	9,915	30,260

Total income tax expense	$28,008	$40,977	$68,989

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes	1.2	1.5	0.8
Other	(0.9)	(0.7)	(0.4)

Effective income tax rate	35.3%	35.8%	35.4%